Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 [1]
Statement of comprehensive income [abstract]
Profit (loss)	$ (385)	$ 154	$ (26)
Other comprehensive income (to be reclassified to statement of income in subsequent periods), net of tax:
Exchange differences on translating foreign operations	(19)	(4)	(81)
Change in value of cash flow hedges, net of tax effects	(1)	(16)	(1)
Other comprehensive income (not to be reclassified to the statement of income in subsequent periods), net of tax:
Remeasurements of post-employment benefit obligations, net of tax effects	(2)	0	0
Total comprehensive income (loss) for the period	(407)	133	(108)
Attributable to
Owners of the Company	(360)	131	(78)
Non-controlling interests	(48)	3	(30)
Total comprehensive income for the period arises from:
Continuing operations	(395)	76	(102)
Discontinued operations	$ (12)	$ 57	$ (7)

[1]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.